Loans Payable - Additional Information (Detail)	1 Months Ended												3 Months Ended			9 Months Ended
	Aug. 31, 2018 USD ($)	Jul. 31, 2018 USD ($)	May 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Feb. 28, 2018 USD ($)	Jan. 31, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Aug. 31, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Apr. 30, 2017 CNY (¥)	Nov. 30, 2016 USD ($) Tranche	Jul. 30, 2016	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2018 CNY (¥)	Aug. 31, 2018 CNY (¥)	Jul. 31, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	May 31, 2018 CNY (¥)	Mar. 31, 2018 CNY (¥)	Feb. 28, 2018 CNY (¥)	Jan. 31, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)	Nov. 17, 2017 CNY (¥)	Jan. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Nov. 30, 2016 CNY (¥) Tranche	Jun. 30, 2016 USD ($) Tranche
Debt Instrument [Line Items]
Repayments of debt													$ 92,000,000	¥ 635,000,000	¥ 456,000,000	$ 95,000,000	¥ 650,000,000	¥ 530,000,000
China Minsheng Bank (Beijing Branch) | iQIYI
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan									¥ 300,000,000
Amount borrowed under the commitment of a bank loan																												¥ 62,000,000	¥ 132,000,000
Annual interest rate																												5.00%	4.78%
Bank loan maturity period									1 year
HSBC Bank Loan | iQIYI
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan			$ 44,000,000																					¥ 300,000,000
Amount borrowed under the commitment of a bank loan	$ 18,000,000		$ 15,000,000																	¥ 125,000,000		$ 15,000,000	¥ 100,000,000	¥ 102,000,000
Annual interest rate	4.79%		4.79%																	4.79%		4.79%	4.79%	4.79%
Secured loan,interest rate description			LPR plus surcharges
Repayments of debt																19,000,000	¥ 130,000,000
Industrial and Commercial Bank of China Shenzhen Branch. | iQIYI
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan		$ 7,000,000			$ 15,000,000								15,000,000			15,000,000			¥ 100,000,000		¥ 50,000,000					¥ 100,000,000
Amount borrowed under the commitment of a bank loan		$ 7,000,000	$ 3,000,000	$ 4,000,000									$ 15,000,000			$ 15,000,000			¥ 100,000,000		¥ 50,000,000			¥ 20,000,000	¥ 30,000,000
Annual interest rate		5.00%	4.79%	4.79%									4.79%			4.79%			4.79%		5.00%			4.79%	4.79%
Bank loan maturity period		1 year			1 year											1 year	1 year
Secured loan,interest rate description		LPR plus surcharges			LPR plus surcharges											LPR plus surcharges	LPR plus surcharges
Bank Of China Shanghai Branch | iQIYI
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan	$ 29,000,000									¥ 299,000,000										¥ 200,000,000
Amount borrowed under the commitment of a bank loan	$ 29,000,000									¥ 299,000,000										¥ 200,000,000
Annual interest rate	4.79%									4.47%										4.79%
Bank loan maturity period	1 year									3 years
Secured loan,interest rate description	LPR plus surcharges									94% of benchmark three-year lending rate published by the People's Bank of China
Repayment of debt																		15,000,000
A Group Of 21 Arrangers | Unsecured Loan 1
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan | $																																	$ 1,000,000,000
Bank loan maturity period												5 years
Number of tranches issued and sold | Tranche											2																					2	2
The percentage points added to LIBOR to compute the floating interest rate per annum																1.10%	1.10%
A Group Of 21 Arrangers | Unsecured Loan 2
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan | $																																	$ 1,000,000,000
Bank loan maturity period												5 years
A Group Of 21 Arrangers | Debt Instrument Tranche One | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan | $											$ 250,000,000																						$ 250,000,000
Annual interest rate											2.78%																					2.78%	2.11%
A Group Of 21 Arrangers | Debt Instrument Tranche Two | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan | $											$ 250,000,000																						$ 250,000,000
Annual interest rate											2.78%																					2.78%	2.10%
China Merchant Bank (Shanghai Branch)
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan																																¥ 100,000,000
Amount borrowed under the commitment of a bank loan																														¥ 15,000,000	¥ 85,000,000
Annual interest rate																														4.18%	4.18%
Bank loan maturity period											1 year
China Merchant Bank (Shanghai Branch) | iQIYI
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan	$ 44,000,000																			¥ 300,000,000
Amount borrowed under the commitment of a bank loan	$ 9,000,000												$ 5,000,000			$ 5,000,000			¥ 38,000,000	¥ 61,000,000
Annual interest rate	4.79%												4.79%			4.79%			4.79%	4.79%
Bank loan maturity period	1 year
Secured loan,interest rate description	LPR plus surcharges
International Finance Corporation
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan																																¥ 500,000,000
Amount borrowed under the commitment of a bank loan																															¥ 500,000,000
Annual interest rate													6.04%			6.04%			6.04%												4.92%
Bank loan maturity period											1 year
International Finance Corporation | Unsecured Loan 1
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan				$ 95,000,000																					¥ 650,000,000
Amount borrowed under the commitment of a bank loan			$ 95,000,000																					¥ 650,000,000
Annual interest rate			5.91%																					5.91%
Bank loan maturity period				3 years
International Finance Corporation | Unsecured Loan 2
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan				$ 95,000,000																					¥ 650,000,000
Amount borrowed under the commitment of a bank loan			$ 5,000,000																					¥ 32,000,000
Annual interest rate			5.81%																					5.81%
Bank loan maturity period				2 years
International Finance Corporation | Unsecured Loan 3
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan			$ 5,000,000																					¥ 32,000,000
Annual interest rate			6.12%																					6.12%
Bank loan maturity period				3 years
China Merchants Bank (Beijing Branch)
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan								¥ 300,000,000
Amount borrowed under the commitment of a bank loan							¥ 130,000,000								¥ 130,000,000			¥ 130,000,000
Annual interest rate							5.05%								5.05%			5.05%
Bank loan maturity period								1 year
Secured loan,interest rate description								116% of the benchmark one-year lending rate published by the People's Bank of China
China Merchants Bank (Beijing Branch) | iQIYI
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan	$ 73,000,000							¥ 200,000,000												¥ 500,000,000
Amount borrowed under the commitment of a bank loan					$ 10,000,000		¥ 106,000,000						$ 29,000,000		¥ 106,000,000	$ 29,000,000		¥ 106,000,000	¥ 202,000,000			$ 2,000,000	¥ 13,000,000			¥ 67,000,000
Annual interest rate					3.92%		4.11%						3.92%		4.11%	3.92%		4.11%	3.92%			3.92%	3.92%			3.92%
Bank loan maturity period	1 year							1 year
Secured loan,interest rate description	LPR plus surcharges							LPR plus surcharges
Repayments of debt							¥ 106,000,000
China Citic Bank (Chongqing Branch)
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan							300,000,000								¥ 300,000,000			¥ 300,000,000
Amount borrowed under the commitment of a bank loan							¥ 300,000,000								¥ 300,000,000			¥ 300,000,000
Annual interest rate							5.00%								5.00%			5.00%
Bank loan maturity period							1 year
Secured loan,interest rate description							115% of the benchmark one-year lending rate published by the People's Bank of China
Bank of Dalian
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan						$ 58,000,000																					¥ 400,000,000
Amount borrowed under the commitment of a bank loan						$ 58,000,000																					¥ 400,000,000
Annual interest rate						6.13%																					6.13%
Bank loan maturity period						1 year